Series E Preferred Stock (Details Narrative) - $ / shares	3 Months Ended
	Sep. 30, 2017	Oct. 31, 2017
Notes to Financial Statements
Series E Preferred Stock Created	Sep. 19, 2017
Votes per share entiled to cast	$ 2,000
Convertible to Common Stock on basis per share	$ 1
Series E Stock Granted to Chairman	789,474
Welch Converted Series E		789,474
Welch Common stock upon conversion		789,474